Other Assets	12 Months Ended
Dec. 31, 2023
Disclosure of Other Assets [Abstract]
Other Assets
14.
Other assets

	2022	2023
Other financial assets:
Settlement with brokers	31,243	30,687
Receivables from VISA and Master Card	3,498	4,159
Prepayments for customers online transactions	5,166	3,947
Other	10,277	7,502

Total other financial assets	50,184	46,295
Less: allowance for impairment losses (Note 7)	(7,068)	(4,761)

Total net other financial assets	43,116	41,534

Other non-financial assets:
Goodwill (Note 28)	-	34,078
Prepayments for goods and services	11,729	23,339
Investment property	16,829	16,065
Inventory	2,274	14,370
Taxes receivable	1,054	6,433
Other	504	658

Total other non-financial assets	32,390	94,943
Less: allowance for impairment losses	(726)	(879)

Total net other non-financial assets	31,664	94,064

Total other assets	74,780	135,598

Movements in allowances for impairment losses of other assets are disclosed in Note 7.

Investment property movement is presented as follows:

	2022	2023

Cost
As at 1 January	19,556	17,954
Additions	-	21
Disposals	(1,602)	(647)
As at 31 December	17,954	17,328

Accumulated depreciation
As at 1 January	(982)	(1,125)
Depreciation charge	(244)	(219)
Disposals	101	81
As at 31 December	(1,125)	(1,263)

Net book value	16,829	16,065

As at 31 December 2022 and 2023, the fair value of investment property was KZT 20,869 million and KZT 21,187 million, respectively. In measuring fair value of the Group’s investment property, the measurements were categorized into Level 3.